Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in non-cash working capital
Accounts receivable	$ (2,514)	$ 828
Accounts payable and accrued liabilities	(9,791)	7,977
Other	468	159
Total change in non-cash working capital	$ (11,837)	$ 8,964